PW JUNIPER CROSSOVER FUND, L.L.C.
                              FINANCIAL STATEMENTS
                       WITH REPORT OF INDEPENDENT AUDITORS



                          PERIOD FROM NOVEMBER 21, 2000
                          (COMMENCEMENT OF OPERATIONS)
                            THROUGH DECEMBER 31, 2000

                        PW JUNIPER CROSSOVER FUND, L.L.C.
                              FINANCIAL STATEMENTS
                       WITH REPORT OF INDEPENDENT AUDITORS



                          PERIOD FROM NOVEMBER 21, 2000
                          (COMMENCEMENT OF OPERATIONS)
                            THROUGH DECEMBER 31, 2000

                                    CONTENTS






Report of Independent Auditors................................................1

Statement of Assets, Liabilities and Members' Capital.........................2

Statement of Operations.......................................................3

Statement of Changes in Members' Capital - Net Assets.........................4

Notes to Financial Statements.................................................5

Schedule of Portfolio Investments............................................12

                         Report of Independent Auditors


To the Board of Directors of PW Juniper Crossover Fund, L.L.C.

We have audited the accompanying statement of assets, liabilities and members' capital of PW Juniper Crossover Fund, L.L.C., including the schedule of portfolio investments, as of December 31, 2000, and the related statements of operations and changes in members' capital - net assets for the period from November 21, 2000 (commencement of operations) to December 31, 2000. These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of PW Juniper Crossover Fund, L.L.C. at December 31, 2000, and the results of its operations and changes in its members' capital - net assets for the period from November 21, 2000 to December 31, 2000, in conformity with accounting principles generally accepted in the United States.


                                                     /S/Ernst & Young LLP
New York, New York
February 15, 2001

                                               PW JUNIPER CROSSOVER FUND, L.L.C.
                           STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2000
--------------------------------------------------------------------------------

ASSETS

Investments in securities, at value (Cost $221,259,356)                             $ 232,719,070
Cash and cash equivalents                                                              38,198,110
Receivables:
  Interest                                                                                390,927
--------------------------------------------------------------------------------------------------

TOTAL ASSETS                                                                          271,308,107
--------------------------------------------------------------------------------------------------

LIABILITIES

Payables:
  Investments purchased, not settled                                                   19,434,560
  PWFA fee                                                                                275,028
  Shareholder servicing fee                                                                81,490
  Professional fees                                                                        46,000
  Organization costs                                                                       48,767
  Administration fee                                                                       33,613
  Miscellaneous                                                                            11,539
--------------------------------------------------------------------------------------------------

TOTAL LIABILITIES                                                                      19,930,997
--------------------------------------------------------------------------------------------------

NET ASSETS                                                                            251,377,110
--------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL - NET ASSETS

Represented by:
Capital contributions                                                                 241,181,220
Accumulated net investment loss                                                          (635,784)
Accumulated net realized loss from investment and foreign currency transactions          (628,040)
Accumulated net unrealized appreciation from investments and other assets and
      liabilities denominated in foreign currencies                                    11,459,714
--------------------------------------------------------------------------------------------------

TOTAL MEMBERS' CAPITAL - NET ASSETS                                                 $ 251,377,110
--------------------------------------------------------------------------------------------------

                                                                               2

   The accompanying notes are an integral part of these financial statements.

                                               PW JUNIPER CROSSOVER FUND, L.L.C.
                                                         STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
              PERIOD FROM NOVEMBER 21, 2000 (COMMENCEMENT OF OPERATIONS) THROUGH
                                                               DECEMBER 31, 2000
--------------------------------------------------------------------------------

INVESTMENT INCOME

Interest                                                                        $   735,018
--------------------------------------------------------------------------------------------

TOTAL INVESTMENT INCOME                                                             735,018
--------------------------------------------------------------------------------------------

EXPENSES

Organization costs                                                                  750,000
PWFA fee                                                                            362,277
Shareholder servicing fee                                                           107,341
Professional fees                                                                    46,000
Administration expense                                                               33,613
Miscellaneous                                                                        71,571
--------------------------------------------------------------------------------------------

TOTAL OPERATING EXPENSES                                                          1,370,802
--------------------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                                (635,784)
--------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
                    FROM INVESTMENTS AND FOREIGN CURRENCY

NET REALIZED LOSS FROM:
  Investments                                                                             -
  Foreign currency transactions                                                    (628,040)
CHANGE IN NET UNREALIZED APPRECIATION FROM:
  Investments                                                                    11,459,714
--------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS AND FOREIGN CURRENCY           10,831,674
--------------------------------------------------------------------------------------------

INCREASE IN MEMBERS' CAPITAL DERIVED FROM OPERATIONS                            $10,195,890
--------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                               PW JUNIPER CROSSOVER FUND, L.L.C.
                           STATEMENT OF CHANGES IN MEMBERS' CAPITAL - NET ASSETS
--------------------------------------------------------------------------------
              PERIOD FROM NOVEMBER 21, 2000 (COMMENCEMENT OF OPERATIONS) THROUGH
                                                               DECEMBER 31, 2000
--------------------------------------------------------------------------------

FROM INVESTMENT ACTIVITIES

Net investment loss                                                                $ (635,784)
Net realized loss from investment and foreign currency transactions                  (628,040)
Change in net unrealized appreciation from investments and other assets and
       liabilities denominated in foreign currencies                               11,459,714
----------------------------------------------------------------------------------------------

NET INCREASE IN MEMBERS' CAPITAL
                    DERIVED FROM OPERATIONS                                        10,195,890
----------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS

Proceeds from Member subscriptions                                                240,181,220

Proceeds from Adviser subscriptions                                                 1,000,000
----------------------------------------------------------------------------------------------

INCREASE IN MEMBERS' CAPITAL DERIVED
                    FROM CAPITAL TRANSACTIONS                                     241,181,220
----------------------------------------------------------------------------------------------


MEMBERS' CAPITAL AT BEGINNING OF PERIOD                                                     -
----------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT END OF PERIOD                                                $251,377,110
----------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                               PW JUNIPER CROSSOVER FUND, L.L.C.
                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2000

--------------------------------------------------------------------------------

     1.  ORGANIZATION

         PW Juniper Crossover Fund, L.L.C. (the "Fund") was organized as a limited liability company under the laws of Delaware on August 29, 2000. The Fund is registered under the Investment Company Act of 1940 (the "1940 Act"), as a closed-end, non-diversified management investment company and the Securities Act of 1933 (the "1933 Act"). The Fund's investment objective is to seek long-term capital appreciation. The Fund pursues its investment objective by investing primarily in publicly traded marketable securities and up to 30% of its assets (measured at the time of purchase) in non-marketable securities of public and private health sciences companies worldwide. Of its public securities, the Fund expects to invest principally in the public securities of large capitalization public companies and, to a lesser extent, small and medium-sized public companies. Private securities typically will be purchased in negotiated transactions and will include among others, common stock and private investments in public equities. Operations of the Fund commenced on November 21, 2000.

         The Investment Adviser of the Fund is PW Juniper Crossover Management, L.L.C. (the "Adviser"), a Delaware limited liability company. The Adviser's capital account balance at December 31, 2000 was $1,045,836. The Adviser is a joint venture between PW Fund Advisor, L.L.C. ("PWFA") and OrbiMed Advisors Inc. ("OrbiMed"). PWFA is the managing member of the Adviser and is an indirect, wholly-owned subsidiary of UBS Americas, Inc., which is a wholly-owned subsidiary of UBS AG, and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Investment professionals employed by OrbiMed will manage the Fund's investment portfolio on behalf of the Adviser under the oversight of PWFA's personnel. OrbiMed is also registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

         The Fund's Board of Directors (the "Directors"), has overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors have engaged the Adviser to provide investment advice to, and day-to-day management of, the Fund.

         No Member will have the right to require the Fund to redeem the Member's interest in the Fund. The Fund from time to time may offer to repurchase up to 10% of its outstanding interests pursuant to written tenders to Members. These repurchases will be made at such times and on such terms as may be determined by the Directors, in their complete and exclusive discretion. The Adviser expects that generally, beginning in September 2001, it will recommend to the Directors that the Fund offer to repurchase interests from Members twice each year, in March and September. A Member's interest in the Fund can only be transferred or assigned with the approval of the Adviser, which may be withheld in its sole and absolute discretion. Interests in the Fund are offered only to investors who are "Qualified Clients" as such term is defined in Rule 205-3 under the Investment Advisers Act of 1940.

                                               PW JUNIPER CROSSOVER FUND, L.L.C.
                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2000

--------------------------------------------------------------------------------

     2.  SIGNIFICANT ACCOUNTING POLICIES

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the Adviser to make estimates and assumptions that effect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

         Securities transactions, including related revenue and expenses, are recorded on a trade-date basis and dividends are recorded on an ex-dividend date basis. Interest income is recorded on the accrual basis. Realized gains and losses from security and foreign currency transactions are calculated on the identified cost basis.

         Cash and cash equivalents consist of monies invested in a PNC Bank, NA account which pays money market rates and are accounted for at cost plus accrued interest which is included in interest receivable on the Statement of Assets, Liabilities and Members' Capital.

         a.   PORTFOLIO VALUATION

         Net asset value of the Fund will be determined as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors.

         Domestic exchange traded securities and securities included in the NASDAQ National Market System will be valued at their last composite sales prices as reported on the exchanges where such securities are traded. If no sales of such securities are reported on a particular day, the securities will be valued based upon their composite bid prices for securities held long, or their composite ask prices for securities sold short, as reported by such exchanges. Securities traded on a foreign securities exchange will be valued at their last sales prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices, in the case of securities held long, or ask prices, in the case of securities sold short, as reported by such exchange. Listed options will be valued using last sales prices as reported by the exchange with the highest reported daily volume for such options or, in the absence of any sales on a particular day, at their bid prices as reported by the exchange with the highest volume on the last day a trade was reported. Other marketable securities for which market quotations are readily available will be valued at their bid prices, or ask prices in the case of securities sold short, as obtained from one or more dealers making markets for such securities. If market quotations are not readily available, the securities and options described above will be valued at fair value as determined in good faith by, or under the supervision of, the Directors.

                                               PW JUNIPER CROSSOVER FUND, L.L.C.
                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2000

--------------------------------------------------------------------------------

     2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         a.   PORTFOLIO VALUATION (CONTINUED)

         Debt securities will be valued in accordance with the procedures described above, which with respect to such securities may include the use of valuations furnished by a pricing service which employs a matrix to determine valuation for normal institutional size trading units. Debt securities with remaining maturities of 60 days or less, absent unusual circumstances, will be valued at amortized cost, so long as such valuation is determined by the Directors to represent fair value.

         Private securities will be valued at fair value pursuant to the Fund's valuation procedures. In such situations, the Fund's investment will be revalued in a manner that the Adviser, following procedures approved by the Directors, determines best reflects its fair value. Private securities are initially carried at their original funded cost. The carrying value of these securities is adjusted when changes in the fair values of the underlying assets are readily ascertainable, generally as evidenced by listed market prices or transactions that directly affect the value of such securities. Downward adjustments relating to such securities are made in the event that the eventual realizable value is determined to be less than the carrying value. When the Fund holds restricted securities of a class that has been sold to the public, fair valuation would often be market value less a discount to reflect contractual or legal restrictions limiting resale for those securities. Fair value represents a good faith approximation of the value of an asset and will be used where there is no public market or possibly no market at all for a company's securities. The fair values of one or more assets, in retrospect, may not be the prices at which those assets could have been sold during the period in which the particular fair values were used in determining the Fund's net asset value. As a result, the Fund's issuance or repurchase of its Interests at a time when it owns private securities that are valued at fair value may have the effect of diluting or increasing the economic interest of existing investors. Securities, at value of $7,017,272, were fair valued at December 31, 2000.

         All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close.

         On occasion, the values of such securities and exchange rates may be affected by events occurring between the time which determination of such values or exchange rates are made and the time that the net asset value of the Fund is determined. When such events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by, or under the supervision of, the Directors.

                                               PW JUNIPER CROSSOVER FUND, L.L.C.
                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2000

--------------------------------------------------------------------------------

     2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         a.    PORTFOLIO VALUATION (CONTINUED)

         Foreign-denominated assets may involve more risks than domestic transactions, including political and economic risk and regulatory risk. Risks may also arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

         The Fund does not isolate the portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of foreign securities held. Such fluctuations are included in net realized and unrealized gain or loss from investments. Net realized exchange gain or loss from foreign currency transactions represent net foreign exchange gain or loss from forward foreign currency contracts, disposition of foreign currencies, currency gain or loss realized between the trade and settlement dates on security transactions, and the difference between the amount of net investment income recorded on the Fund's accounting records and the U.
         S. dollar equivalent amounts actually received or paid. Net unrealized foreign exchange gain or loss arises from changes in value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates.

         b.  FUND EXPENSES

         The Fund will bear all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; costs of computing the Funds net asset value, including valuation services provided by third parties; costs of insurance; registration expenses; certain offering and organization costs; due diligence, including travel and related expenses; expenses of meetings of Directors and Members; and other types of expenses approved by the Directors.

         c.   INCOME TAXES

         No provision for the payment of Federal, state or local income taxes has been provided. Each Member is individually required to report on its own tax returns its distributive share of the Fund's taxable income or loss.

     3.  PWFA FEE, INCENTIVE ALLOCATION, RELATED PARTY TRANSACTIONS AND OTHER

         PWFA provides certain administrative services to the Fund, including, among other things, providing office space and other support services to the Fund. In consideration for such services, the Fund will pay PWFA a monthly fee (the "PWFA Fee") at an annual rate of 1.35% of the Fund's net assets, excluding assets attributable to PWFA's capital account, the Adviser's capital account and the Special Advisory Account, the capital account established

                                               PW JUNIPER CROSSOVER FUND, L.L.C.
                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2000

--------------------------------------------------------------------------------

     3. PWFA FEE, INCENTIVE ALLOCATION, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

         for crediting Incentive Allocation due to the Manager. The PWFA Fee will be paid to PWFA out of Fund assets and debited against the Members' capital accounts. A portion of the PWFA Fee will be paid by PWFA to OrbiMed.

         PaineWebber Incorporated ("PWI", a wholly owned subsidiary of UBS Americas, Inc. acts as the distributor of the Fund. The Fund will pay a shareholder servicing fee to PWI and to other brokers or dealers that have entered into shareholder servicing agreements with the Fund at the annual rate of 0.40% of the outstanding interests owned by their customers. Sales loads charged on contributions are debited against the contribution amounts, to arrive at a net subscription amount. The sales load does not constitute assets of the Fund.

         The Fund may execute portfolio transactions through PWI and its affiliates. During the period ended December 31, 2000, PWI and its affiliates did not earn brokerage commissions from portfolio transactions executed on behalf of the Fund.

         The increase (or decrease) in Members' capital derived from operations (net profit or loss) is initially allocated to the capital accounts of all Members on a pro-rata basis. Generally, on December 31st of each year, commencing in 2001, the Adviser is entitled to an incentive allocation (the "Incentive Allocation") of 20% of the net profits, if any, that would have been credited to the Member's capital account for such period. For purposes of calculating the Incentive Allocation, in limited circumstances (namely upon a tender or transfer of Interests), any unrealized appreciation in private securities will be taken into account only to the extent of unrealized depreciation in private securities. The Incentive Allocation will be made only with respect to net profits that exceed any net losses previously debited from the account of such Member which have not been offset by any net profits subsequently credited to the account of the Member. There was no Incentive Allocation recorded in the financial statements for the period ended December 31, 2000 because a twelve month period had not lapsed for any individual Member.

         Each Director, who is not an "interested person" of the Fund, as defined by the 1940 Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. Any Director who is an "interested person" does not receive any annual or other fee from the Fund. All Directors are reimbursed by the Fund for all reasonable out-of-pocket expenses. Total amounts expensed related to Directors by the Fund for the period ended December 31, 2000 were $7,000.

         PFPC Trust Company (an affiliate of PNC Bank, NA) serves as custodian of the Fund's assets and provides custodial services for the Fund. PFPC Trust Company entered into a service agreement whereby PNC Bank, NA provides securities clearance functions.

         PFPC Inc. (also an affiliate of PNC Bank, NA) serves as Administrator and Accounting Agent to the Fund, and in that capacity provides certain accounting, record keeping, tax and Member

                                               PW JUNIPER CROSSOVER FUND, L.L.C.
                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2000

--------------------------------------------------------------------------------

     3. PWFA FEE, INCENTIVE ALLOCATION, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

         related services. PFPC Inc. receives a monthly fee primarily based upon aggregate net assets of the Fund and other investment funds sponsored or advised by UBS Americas, Inc. or its affiliates and reimbursement for out of pocket expenses.

     4.  SECURITIES TRANSACTIONS

         Aggregate purchases of common stocks for the period ended December 31, 2000, amounted to $221,259,356. There were no sales of common stock for the period.

         At December 31, 2000, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes. At December 31, 2000, accumulated net unrealized appreciation on investments was $11,459,714, consisting of $15,569,614 gross unrealized appreciation and $4,109,900 gross unrealized depreciation.

     5.  SHORT-TERM BORROWINGS

         The Fund has the ability to trade on margin and, in that connection, may borrow funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security's value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The 1940 Act requires the Fund to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Fund incurs the indebtedness. The Fund pledges securities as collateral for the margin borrowings, which are maintained in a segregated account held by the Custodian. The Fund had no borrowings outstanding during the period ended December 31, 2000.

     6.  FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR
         CONCENTRATIONS OF CREDIT RISK

         In the normal course of business, the Fund may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments include forward and futures contracts, options and securities sold, not yet purchased. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at specified future dates.

         Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the Statement of Assets, Liabilities and Members' Capital.

         During the period ended December 31, 2000, the Fund did not trade any forward or futures contracts or engage in options or securities sold, not yet purchased.

                                               PW JUNIPER CROSSOVER FUND, L.L.C.
                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2000

--------------------------------------------------------------------------------

     7.  FINANCIAL HIGHLIGHTS

         The following represents the ratios to average net assets and other supplemental information for the period indicated:

                                                                      PERIOD FROM
                                                                    NOVEMBER 21, 2000
                                                                    (COMMENCEMENT OF
                                                                       OPERATIONS)
                                                                 TO DECEMBER 31, 2000
                                                                 --------------------

         Ratio of net  investment  loss to average net assets           -2.31%*
         Ratio of operating expenses to average net assets               4.99%*
         Portfolio turnover rate                                            0%
         Total return                                                    3.40%**


         *        Annualized.
         ** Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted, after incentive allocation, to the Adviser and does not reflect the deduction of sales loads incurred when subscribing to the Fund. Total returns for a period of less than a full year are not annualized.

                                               PW JUNIPER CROSSOVER FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2000

SHARES                                                              MARKET VALUE
--------------------------------------------------------------------------------

                 COMMON STOCK  (89.79%)
                 ----------------------

                 DRUG DELIVERY SYSTEMS (3.38%)

       200,000   ALZA Corp.*                                       $  8,500,000
                                                                   ------------


                 ELECTRONIC COMPONENTS - SEMICONDUCTORS (2.25%)

       120,000   Caliper Technologies Corp.*                         5,640,000
                                                                   ------------


                 MEDICAL-BIOMEDICAL/GENETICS (12.57%)


       100,000   Amgen, Inc.*                                         6,393,800
       150,000   Applera Corp.- Celera Genomics Group *               5,418,750
       550,000   Bio -Technology General Corp.*                       3,884,650
       350,000   Ciphergen Biosystems, Inc.*                          4,637,500
        70,000   Genzyme Corp.*                                       6,295,660
       200,000   Incyte Genomics, Inc.*                               4,975,000
                                                                   ------------
                                                                     31,605,360
                                                                   ------------

                 MEDICAL - DRUGS (57.93%)

       200,000   Abbott Laboratories                                  9,687,600
        65,000   Altana AG - (Germany)**                             10,247,418
       180,000   American Home Products Corp.                        11,439,000
       296,000   Banyu Pharmaceutical Co., Ltd. - (Japan)**           6,700,175
       400,000   Dainippon Pharmaceutical Co., Ltd. - (Japan) **      6,619,965
       190,000   Eisai Co., Ltd. - (Japan)**                          6,654,991
       100,000   Eli Lilly and Co.                                    9,306,300
       200,000   Fujisawa Pharmaceutical Co., Ltd. - (Japan)**        6,619,965
         7,000   Novartis AG - (Switzerland)**                       12,379,630
       225,000   Pfizer, Inc.                                        10,350,000
       160,000   Pharmacia Corp.                                      9,760,000
       200,000   Pharmacopeia, Inc.*                                  4,362,600
         1,200   Roche Holding AG - Genussschein - (Switzerland)**   12,229,630
       200,000   Sanofi-Synthelabo SA - (France)**                   13,333,333
         8,000   Serono SA Class B - (Switzerland)**                  7,703,704




   The preceeding notes are an integral part of these financial statements.   12

                                               PW JUNIPER CROSSOVER FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2000

SHARES                                                              MARKET VALUE
--------------------------------------------------------------------------------

                 COMMON STOCK (CONTINUED)
                 ------------------------

                 MEDICAL - DRUGS (CONTINUED)

       300,000   Shionogi & Co., Ltd. - (Japan) **                 $  6,120,841
       250,000   Tanabe Seiyaku Co., Ltd. **                          2,101,576
                                                                   ------------
                                                                    145,616,728
                                                                   ------------

                 MEDICAL PRODUCTS (0.20%)

        59,800   Vysis, Inc. *                                          504,592
                                                                   ------------

                 THERAPEUTICS (13.46%)

        90,000   Abgenix, Inc. *                                      5,315,670
       150,000   COR Therapeutics, Inc. *                             5,278,200
        75,000   Gilead Sciences, Inc. *                              6,220,350
       170,000   NeoPharm, Inc. *                                     6,438,750
       239,200   PRAECIS Pharmaceuticals, Inc. *                      6,996,600
       121,800   Tularik, Inc. *                                      3,585,548
                                                                   ------------
                                                                     33,835,118
                                                                   ------------

                 TOTAL COMMON STOCK (COST $214,242,084)             225,701,798
                                                                   ------------

                 PREFERRED STOCK (2.79%)
                 -----------------------

                 MEDICAL-BIOMEDICAL/GENETICS (2.79%)

       369,549   Molecular Staging, Inc., Series-D, (a)               2,727,272
       862,381   Neogenesis Drug Discovery, Inc., Series-D, (a)       4,290,000
                                                                   ------------
                                                                      7,017,272
                                                                   ------------
                 TOTAL PREFERRED STOCK (COST $7,017,272)              7,017,272
                                                                   ------------


   The preceeding notes are an integral part of these financial statements.   13

                                               PW JUNIPER CROSSOVER FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2000

SHARES                                                              MARKET VALUE
--------------------------------------------------------------------------------

                 WARRANTS (0.00%)


                 MEDICAL-BIOMEDICAL/GENETICS (0.00%)


        92,387   Molecular Staging Inc., Series-D, $ 7.38,
                 November 15, 2010, (a)                            $          0
                                                                   ------------

                 TOTAL WARRANTS (COST $0)                                     0
                                                                   ------------

                 TOTAL INVESTMENTS -- 92.58% (COST $221,259,356)   $232,719,070
                                                                   ------------
                 OTHER ASSETS IN EXCESS OF LIABILITIES -- 7.42%      18,658,040
                                                                   ------------
                 TOTAL NET ASSETS -- 100.00%                       $251,377,110
                                                                   ============


* Non-income producing security
** Foreign Security Market Value quoted in U.S. dollars at prevailing exchange rates.
(a) Private equity investment valued at original funded cost. The total market value of such investments amounted to $7,017,272 which represented 2.79% of the net assets at December 31, 2000.



   The preceeding notes are an integral part of these financial statements.   14